REVENUE	9 Months Ended
Sep. 30, 2021
Revenue [abstract]
REVENUE

20.	REVENUE

The Company sub-classifies revenue within the following components: product revenue and services revenue. Product revenue comprises of sales of internally assembled multi-rotor helicopters, industrial aerial video systems, civilian small unmanned aerial systems or vehicles, and wireless video systems. Services revenue consists of fees charged for custom engineering, drone as a service work, and training and simulation consulting.

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Product sales	$1,351,517	$1,109,426	$3,968,807	$1,866,222
Drone service	411,746	344,479	1,073,440	534,088
Custom engineering services	133,719	-	376,353	477,192
	$1,896,992	$1,453,905	$5,418,600	$2,877,502

The Company does not derive significant revenue from any (2020 – one) customers, which exceed 10% of total revenues for the nine months ended September 30, 2021 (2020 – $474,701 of custom engineering services revenue).

Consulting revenue:

On May 22, 2017, the Company executed a standard consulting agreement, whereby the Company would provide consulting, custom engineering and investigating and solving on a project-by-project basis. The Company shall be responsible for the development, design, procurement, fabrication, assembly, integration, checkout, integration and test of hardware, software, and firmware necessary to produce a complete system per each project. The consideration for the services performed are based on the labor cost incurred on an hourly basis and minimal preapproved expenditures.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars

20.	REVENUE (CONT’D)

Geographic revenue segmentation is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Canada	$1,296,163	$1,055,168	$3,573,820	$1,811,280
United States	600,401	390,623	1,800,513	1,042,183
International	428	8,114	44,267	24,039
	$1,896,992	$1,453,905	$5,418,600	$2,877,502

The Company operates in an international market with four reportable operating segments. The below is for the nine months ended September 30, 2021.

	Draganfly Inc.	Draganfly Innovations Inc.	Draganfly Innovations USA, Inc.	Dronelogics Systems Inc.	Total
Product sales	$-	$301,314	$31,083	$3,636,410	$3,968,807
Drone services	-	-	316,209	757,231	1,073,440
Custom engineering services	-	136,353	-	240,000	376,353
	-	437,667	347,292	4,633,641	5,418,600

Cost of sales	-	(276,875)	(233,372)	(2,891,703)	(3,401,950)

Gross profit	-	160,792	113,920	1,741,938	2,016,650

Expenses	12,728,407	1,045,295	827,566	1,586,241	16,187,509
Other income (expenses)	(15,196,061)	279,650	8,145	(26,530)	(14,934,796)
Net income (loss)	(27,924,468)	(604,853)	(705,501)	129,167	(29,105,655)
Taxes	-	-	-	(82,820)	(82,820)
Cumulative translation differences	-	-	153,872	-	153,872
Comprehensive income (loss)	$(27,924,468)	$(604,853)	$(551,629)	$46,347	$(29,034,603)

The Company separated the operating segments based on the existing subsidiaries and have revenues as follows:

-	Draganfly Inc.: No revenues.
-	Draganfly Innovations Inc.: Product sales revenues and revenues derived from custom integration and engineering services.
-	Draganfly Innovations USA, Inc.: Product sales revenues and revenues derived from drone and health/telehealth services.
-	Dronelogics Systems Inc.: Product sales revenues and revenues derived from rental, repair, drone as a service, and training services.

For 2020 and 2021, all revenues are derived from external customers.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars